Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 1.3	$ 0.5	$ 1.5	$ 1.4
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.2	0.1	0.3	0.3
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 1.0	$ 0.2	$ 1.1	$ 0.7
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	2,697,508		2,697,508		5,997,632